Unaudited Condensed Statements of Changes in Stockholders’ Equity - USD ($)	Common Stock Class A	Common Stock Class B	Additional Paid-In Capital	Retained Earnings/ (Accumulated Deficit)	Total
Balance at May. 21, 2020
Balance (in Shares) at May. 21, 2020
Issuance of Class B common stock to related party		$ 144	24,856		25,000
Issuance of Class B common stock to related party (in Shares)		1,437,500
Sale of units in initial public offering, gross	$ 575		48,092,425		48,093,000
Sale of units in initial public offering, gross (in Shares)	5,750,000
Offering costs			(3,058,399)		(3,058,399)
Issuance of Class A common stock to the underwriters	$ 6		(6)
Issuance of Class A common stock to the underwriters (in Shares)	57,500
Common stock subject to possible redemption	$ (347)		(35,341,225)		(35,341,572)
Common stock subject to possible redemption (in Shares)	(3,464,860)
Net income/loss				(4,718,021)	(4,718,021)
Balance at Dec. 31, 2020	$ 234	$ 144	9,717,651	(4,718,021)	5,000,008
Balance (in Shares) at Dec. 31, 2020	2,342,640	1,437,500
Common stock subject to possible redemption	$ (104)		$ (9,717,651)	(928,995)	(10,646,750)
Common stock subject to possible redemption (in Shares)	(1,043,799)
Net income/loss				10,646,747	10,646,747
Balance at Mar. 31, 2021	$ 130	$ 144		$ 4,999,731	$ 5,000,005
Balance (in Shares) at Mar. 31, 2021	1,298,841	1,437,500